Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Category	The following table presents revenue by category for the years ended September 30, 2024,2023 and 2022, respectively:
	2024	2023	2022
Wholesale of pre-owned electronic devices	$35,548,886	$50,199,955	$27,646,484
Retail sales of pre-owned electronic devices	62,875	73,452	212,555
Device rental	-	5,530	189
	$35,611,761	$50,278,937	$27,859,228

Schedule of Revenue by Product Category	The following table presents revenue by product category for the years ended September 30, 2024,2023 and 2022, respectively:
	2024		2023		2022
		%		%		%
Smartphones	$26,291,822	73.8	$41,104,583	81.8	$12,682,287	45.5
Tablets	2,588,041	7.3	3,648,756	7.3	10,198,626	36.6
Laptops and others	6,731,898	18.9	5,525,598	10.9	4,978,315	17.9
Total	$35,611,761	100.0	$50,278,937	100.0	$27,859,228	100.0